As filed with the Securities and Exchange Commission on May 21, 2010
1933 Act Registration No. 333-36316
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 49 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 234  /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access,
and Lincoln ChoicePlus Assurance (C Share)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Dennis L. Schoff, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _______________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/x/  on August 9, 2010, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company

Lincoln Life Variable Annuity Account N

ChoicePlus Assurance (C Share)

Supplement dated August 30, 2010 to the May 1, 2010 Prospectus

This supplement to the prospectus for your individual variable annuity contract introduces a new version of Guaranteed Income Benefit for contracts purchased on or after August 30, 2010, or when approved in your state.  The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010 or 75 days from the date that the Guaranteed Income Benefit (version 4) is approved in your state, whichever date is later.  It is for informational purposes and requires no action on your part.

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for purchase on or after August 30, 2010, or when approved in your state.  The availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability.  Previous versions of Guaranteed Income Benefit will not be impacted by this change. All other provisions outlined in your May 1, 2010 prospectus continue to apply.

Expense Tables. The following table is inserted in the Expense Tables- Optional Rider Charges section following the 4LATER® Advantage charge section and replaces the i4LIFE ®Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.35%	2.10%	2.05%
Guaranteed Income Benefit (version 4) Charge	2.00%*	2.00%*	2.00%*
Total I4LIFE® Advantage with Guaranteed Income Benefit (version 4) Charge	4.35%	4.10%	4.05%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for single and secondary life is 0.65%.  The current percentage charge for joint life will be 0.85% effective December 7, 2010.

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.35%	2.10%	2.05%
Guaranteed Income Benefit (versions 1,2 and 3) Charge	1.50%*	1.50%*	1.50%*
Total I4LIFE® Advantage with Guaranteed Income Benefit (versions 1, 2 and 3) Charge	3.85%	3.60%	3.55%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2 and 3). The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit (version 3) and may purchase the Guaranteed Income Benefit at or below the maximum charge that is in effect on the date that they purchased the Lincoln Lifetime IncomeSM Advantage.

Summary of Common Questions- What is the Guaranteed Income Benefit? The following sentence is inserted after the second sentence in the Summary of Common Questions- What is the Guaranteed Income Benefit section of the prospectus:

You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form.

Charges and Other Deductions – Rider Charges. The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage Guaranteed Income Benefit (Version 4) Charge.  The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for version 1, 2 and 3), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% (2.55% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 2.75% (2.60% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 3.00% (2.85% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

Effective December 7, 2010 if you elect the secondary life option, the charge for the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.90% for the i4LIFE® Advantage Account Value death benefit; 2.95% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 3.20% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At such time, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up or step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred.  If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up or step-up period election occurred.  For version 2 and version 3 you will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus). For version 4 step-ups will continue after you decline a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

The Contracts – Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The fifth and sixth paragraph of The Contracts- Guaranteed Income Benefit with i4LIFE® Advantage section is deleted and replaced with the following paragraphs:

i4LIFE® Advantage Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE® Advantage or during the Access Period, if still available for purchase, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.

For Guaranteed Income Benefit (versions 1, 2, 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

For Guaranteed Income Benefit (version 4) the Guaranteed Income Benefit is initially equal to a specified percent of your Account Value, based on your age (or the age of the youngest life under a secondary life option) as outlined in the table below, at the time the Guaranteed Income Benefit is elected. Guaranteed Income Benefit (version 3 and 4) are the only versions of Guaranteed Income Benefit available for purchase on or after August 30, 2010 unless a provision of your living benefit rider guarantees the availability of prior versions. Please refer to the prospectus or your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percent based on their age as outlined in the table below, at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. In other words, the initial Guaranteed Income Benefit will equal the applicable percent based on the contractowner’s age multiplied by the greater of the Account Value or the remaining Guaranteed Amount.

The following table lists the percent of Account Value (i4LIFE® Advantage) or Guaranteed Amount (Lincoln SmartSecurity® Advantage) or Income Base (Lincoln Lifetime IncomeSM Advantage 2.0) that will be used to calculate the initial Guaranteed Income Benefit (version 4):

Single & Secondary Life Payout
Age	Initial Guaranteed Income Benefit %
Under 40	2.5%
40 - 54	3.0%
55 – under 59.5	3.5%
59.5 - 64	4.0%
65 - 69	4.5%
70 - 79	5.0%
80 and above	5.50%

The eleventh, twelfth and thirteenth paragraphs of the Guaranteed Income Benefit with i4LIFE® Advantage section are deleted and replaced with the following paragraphs, including the example:

The following paragraphs describe the different versions of the Guaranteed Income Benefit. The availability of a particular version depends on the issue date of your contract or certain other living benefit riders that you have elected. The step-up frequency and the duration of the step-up period vary according to your version.

Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment in the calendar year starting with the first valuation date in the calendar year following the effective date of the rider and every year thereafter.  The first step-up is the valuation date of the first periodic income payment in the calendar year following the periodic income commencement date.

Guaranteed Income Benefit (version 3). If you purchased the Guaranteed Income Benefit (version 3) on or after October 6, 2008, the Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

Guaranteed Income Benefit (version 2).  If you purchased the Guaranteed Income Benefit (version 2) prior to October 6, 2008, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year:

8/1/2010	Amount of initial Regular Income Payment	$4,696
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000)	$4,000
8/1/2011	Recalculated Regular Income Payment	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500

The contractowner’s GIB was increased to 75% of the recalculated Regular Income Payment.

At the time of a step-up of the Guaranteed Income Benefit (version 4) or a reset of the step-up period (version 2 and version 3) the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00% (version 4) or 1.50% (version 2 and version 3). This means that your charge may change every year for version 4 of the Guaranteed Income Benefit, every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you (version 4) and at your election (version 2 and version 3) and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  For versions 2 and 3 you will have no more step-ups unless you notify us that you wish to restart a new step-up period. Step-ups will continue for version 4 after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice prior to increasing the current charge.

The Contracts-Living Benefit Riders- Guaranteed Income Benefit with i4LIFE® Advantage - Impacts to i4LIFE® Advantage Regular Income Payments.  The first two paragraphs of The Contracts-Living Benefit Riders- Guaranteed Income Benefit with i4LIFE® Advantage - Impacts to i4LIFE® Advantage Regular Income Payments section are deleted and replaced with the following:

When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
·	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
·
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

·	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

Availability. The Guaranteed Income Benefit (version 4) will be available for purchase with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts on or after August 30, 2010, or upon approval in your state. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements. The following row is added to the Investment Requirements chart:

i4LIFE® Advantage with Guaranteed Income Benefit (v.4)	On or after August 30, 2010	Option 3

Please retain this supplement for future reference.

PART A

The prospectuses for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-36316) filed on April 13, 2010.

PART B

The Statements of Additional Information for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-36316) filed on April 13, 2010.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement. (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2009
Statement of Operations - Year ended December 31, 2009
Statements of Changes in Net Assets - Years ended December 31, 2009 and 2008
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement. (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2009 and 2008
Consolidated Statements of Income - Years ended December 31, 2009, 2008, and 2007
Consolidated Statements of Shareholder's Equity - Years ended December 31, 2009, 2008, and 2007
Consolidated Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007
Notes to Consolidated Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)	None.

(3)	(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

	(b)	Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 40937) filed on April 29, 1999.

	(c)	Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post- Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

	(d)	Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

	(e)	ChoicePlus Selling Agreement with Affiliates incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

(f)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)	(a) ChoicePlus Access Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.

(b)	ChoicePlus Access Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

(c)	ChoicePlus Access and ChoicePlus II Access Income4Life Solution (IRA) Rider incorporated herein by reference to Post- Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

(d)	ChoicePlus Access and ChoicePlus II Access Income4Life Solution (NQ) Rider incorporated herein by reference to Post- Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

(e)	ChoicePlus II Access Annuity Contract (30070-B) incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

(f)	ChoicePlus II Access Annuity Payment Option Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

(g)	ChoicePlus II Access Interest Adjusted Fixed Account Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

(h)	ChoicePlus II Access 1% Step-up Death Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

(i)	ChoicePlus II Access Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

(j)	ChoicePlus II Access 1% Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

(k)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 36316) filed on October 11, 2002.

(l)	Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

(m)	Estate Enhancement Benefit Rider with 5% Step-up Death Benefit incorporated herein by reference to Post-Effective Amend- ment No. 5 (File No. 333-36316) filed on April 10, 2002.

(n)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 36316) filed on October 11, 2002.

(o)	28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(p)	28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(q)	5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(r)	Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 36316) filed on April 22, 2003.

(s)	Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 36316) filed on April 22, 2003.

(t)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 36316) filed on April 22, 2003.

(u)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 36316) filed on April 22, 2003.

(v)	Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(w)	Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(x)	Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(z)	ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(aa)	1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 36316) filed on April 22, 2003.

(bb)	EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(cc)	1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(dd)	EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(ee)	GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(ff)	Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

(gg)	Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

(hh)	Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

(ii)	Variable Annuity Income Rider (I4L-Q- 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

(jj)	Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-35784) filed on June 9, 2004.

(kk)	Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(ll)	Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(mm)	Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(nn)	Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(oo)	Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(pp)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(qq)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(rr)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ss)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(tt)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(uu)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(vv)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ww)	Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36316) filed on December 21, 2006.

(xx)	Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.

(yy)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.

(zz)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(aaa)	Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(bbb)	Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ccc)	Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ddd)	Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(eee)	SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on December 7, 2009.

(5)(a) ChoicePlus Access Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed July 19, 2000.

	(b)	ChoicePlus II Access Application incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

	(c)	ChoicePlus Assurance (C Share) Application (CPAC1/08) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-36316) filed on April 10, 2008.

(6)	(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

	(b)	By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b)
Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40(File No. 333-40937) filed on April 7, 2010.

(8)	(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

		(i)	AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

		(ii)	DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

		(iii)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

		(iv)	American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(v)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(vi)	Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(vii)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(viii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(ix)	AllianceBernstein Variable Product Series Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(x)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xi)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(xii)	Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(xiii)	Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xiv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xv)	DWS Variable Series II (f/k/a) incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xvi)	PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(b)	Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i)	AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

(ii)	American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333- 61554) filed on March 16, 2009.

(iii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

(iv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(v)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(vi)	Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii)	Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(x)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(xi)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(xii)	Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

(c)
Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9)
(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.

(b)
Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36316) filed on June 15, 2001.

(c)
Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-36316) filed on April 13, 2010.

(11)	Not applicable

(12)	Not applicable

(13)	Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 36 (File No. 333-63505) filed on May 3, 2010.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio**	Executive Vice President, Chief Administrative Officer and Director
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***	Vice President and Chief Compliance Officer
C. Phillip Elam, II ***	Senior Vice President and Chief Investment Officer
Mark E. Konen****	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	General Counsel, Vice President and Secretary
Rise' C.M. Taylor*	Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, CT 06103
****Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2010 there were 149,840 contract owners under Account N.

Item 28. Indemnification
(a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas O'Neill*	Vice President and Director
Linda E. Woodward***	Secretary
    *Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 **Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d)
Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 21st day of May, 2010.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access,
and Lincoln ChoicePlus Assurance (C Share)
By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on May 21, 2010.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President, Chief Adminstrative Officer and Director
Charles C. Cornelio
*	Senior Vice President and Director
Mark E. Konen
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam, II
* _________________	Senior Vice President and Chief Risk Officer
Randal J. Freitag
*	Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell